Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property and equipment, net
Total	¥ 1,577,356	¥ 1,493,595
Accumulated depreciation and amortization	(755,127)	(642,444)
Property and equipment, net	822,229	851,151		$ 112,645
Depreciation and amortization expenses	159,256	166,803	¥ 121,693
Electronic devices
Property and equipment, net
Total	290,778	286,369
Vehicle
Property and equipment, net
Total	5,613	6,008
Furniture and office equipment
Property and equipment, net
Total	241,117	202,682
Leasehold improvement
Property and equipment, net
Total	517,192	470,645
Machinery
Property and equipment, net
Total	117,136	122,371
Buildings
Property and equipment, net
Total	¥ 405,520	¥ 405,520